SHAREHOLDERS' EQUITY (Details Textual) In Thousands, except Share data, unless otherwise specified	1 Months Ended										2 Months Ended	4 Months Ended		8 Months Ended	9 Months Ended					12 Months Ended									15 Months Ended	111 Months Ended					9 Months Ended		1 Months Ended	9 Months Ended	1 Months Ended	12 Months Ended			1 Months Ended		9 Months Ended	12 Months Ended	1 Months Ended	9 Months Ended	12 Months Ended								15 Months Ended	12 Months Ended	4 Months Ended	1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended				1 Months Ended		12 Months Ended	1 Months Ended		8 Months Ended	9 Months Ended	12 Months Ended						15 Months Ended	1 Months Ended	8 Months Ended	9 Months Ended	12 Months Ended						15 Months Ended
	Feb. 28, 2014 USD ($)	Sep. 30, 2013	Jan. 31, 2013 USD ($)	Nov. 30, 2012 USD ($)	Apr. 30, 2012 USD ($)	Feb. 29, 2012 GBP (£)	Mar. 31, 2011 USD ($)	May 31, 2009 USD ($)	May 31, 2009 GBP (£)	Aug. 31, 2007 USD ($)	Feb. 29, 2012 USD ($)	Jun. 30, 2012 USD ($)	Jun. 30, 2012 GBP (£)	Aug. 31, 2012 USD ($)	Sep. 30, 2014 USD ($)	Sep. 30, 2014 GBP (£)	Sep. 30, 2013 USD ($)	Dec. 31, 2012 GBP (£)	Sep. 30, 2012 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2008 USD ($)	Dec. 31, 2007 USD ($)	Dec. 31, 2006 USD ($)	Dec. 31, 2005 GBP (£)	Dec. 31, 2005 USD ($)	Dec. 31, 2013 USD ($)	Feb. 28, 2014 GBP (£)	Dec. 31, 2013 GBP (£)	Sep. 30, 2012 GBP (£)	Dec. 31, 2008 GBP (£)	Sep. 30, 2014 Employees [Member]	Sep. 30, 2014 Directors And Nonemployees [Member]	Jun. 30, 2014 New equity incentive plan [Member] USD ($)	Sep. 30, 2014 Share option plan [Member] USD ($)	Feb. 28, 2014 General and Administrative Expense [Member] USD ($)	Dec. 31, 2013 General and Administrative Expense [Member] USD ($)	Dec. 31, 2012 General and Administrative Expense [Member] USD ($)	Dec. 31, 2011 General and Administrative Expense [Member] USD ($)	Jun. 30, 2013 Share Option Plan 2007 [Member]	Sep. 30, 2013 Warrant [Member] USD ($)	Sep. 30, 2014 Warrant [Member] USD ($)	Dec. 31, 2013 Warrant [Member] USD ($)	Sep. 30, 2013 Common Stock [Member]	Sep. 30, 2014 Common Stock [Member] USD ($)	Dec. 31, 2013 Common Stock [Member] USD ($)	Dec. 31, 2012 Common Stock [Member] USD ($)	Dec. 31, 2011 Common Stock [Member] USD ($)	Dec. 31, 2010 Common Stock [Member] USD ($)	Dec. 31, 2009 Common Stock [Member] USD ($)	Dec. 31, 2008 Common Stock [Member] USD ($)	Dec. 31, 2007 Common Stock [Member] USD ($)	Dec. 31, 2006 Common Stock [Member] USD ($)	Dec. 31, 2005 Common Stock [Member] USD ($)	Dec. 31, 2013 Private Placement [Member] USD ($)	Jun. 30, 2012 Consulting Agreement [Member] USD ($)	Jan. 31, 2013 December 2012 Financing [Member] USD ($)	Dec. 31, 2013 December 2012 Financing [Member] USD ($)	Dec. 31, 2013 December 2012 Financing [Member] GBP (£)	Jan. 31, 2013 January 2013 Financing [Member] USD ($)	Dec. 31, 2013 January 2013 Financing [Member] USD ($)	Dec. 31, 2013 Series A Warrants [Member]	Dec. 31, 2013 Series B Warrants [Member]	Dec. 31, 2013 Series C Warrants [Member]	Jan. 31, 2013 January Warrants [Member]	Jan. 31, 2013 Agent Agreement In January 2013 Financing [Member] USD ($)	Dec. 31, 2013 Agent Agreement In January 2013 Financing [Member]	Sep. 30, 2013 September 2013 Financing [Member] USD ($)	Apr. 30, 2012 Minimum [Member] USD ($)	Aug. 31, 2012 Minimum [Member]	Sep. 30, 2012 Minimum [Member] USD ($)	Dec. 31, 2013 Minimum [Member] USD ($)	Dec. 31, 2012 Minimum [Member] USD ($)	Dec. 31, 2011 Minimum [Member] USD ($)	Dec. 31, 2010 Minimum [Member] USD ($)	Dec. 31, 2009 Minimum [Member] USD ($)	Dec. 31, 2008 Minimum [Member] USD ($)	Dec. 31, 2005 Minimum [Member] USD ($)	Apr. 30, 2012 Maximum [Member] USD ($)	Aug. 31, 2012 Maximum [Member]	Sep. 30, 2012 Maximum [Member] USD ($)	Dec. 31, 2013 Maximum [Member] USD ($)	Dec. 31, 2012 Maximum [Member] USD ($)	Dec. 31, 2011 Maximum [Member] USD ($)	Dec. 31, 2010 Maximum [Member] USD ($)	Dec. 31, 2009 Maximum [Member] USD ($)	Dec. 31, 2008 Maximum [Member] USD ($)	Dec. 31, 2005 Maximum [Member] USD ($)
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues	15,333,300			751,500															519,712				11,561,571														2,000,000											15,333,330	21,958,302	1,254,933	522,026	200,778	410,097	42,996	2,000,000		9,977,700	380,150		67,500			405,500					765,250			21,958,302
Common Stock, Par or Stated Value Per Share (in dollars per share)																£ 0.01		£ 0.01					$ 0.01						$ 0.01		£ 0.01	£ 0.01	£ 0.01	£ 0.01																												£ 0.01		$ 2.00
Proceeds From Issuance Of Common Stock	$ 9,200			$ 1,503															$ 944	$ 0	$ 118	$ 75	$ 7,587							$ 253																												$ 760
Equity Issuance, Per Share Amount (in dollars per share)	$ 0.60			$ 2.00											$ 0.60			£ 1		$ 0.57						$ 1.58																			$ 2.00	$ 2.00												$ 2.00		$ 2.00														$ 1.72		$ 1.32	$ 1.63	$ 1.43	$ 1.16	$ 1.58	$ 0.02			$ 2.25		$ 1.94	$ 1.95	$ 1.57	$ 1.32	$ 1.59	$ 1.13
Payments of Stock Issuance Costs	981																																																																						898
Receivable On Account Of Shares																					75
Warrants Granted To Purchase Ordinary Shares (in shares)				375,750																893,414	79,000																																					190,075		33,750					202,750	375,000	187,500			43,035
Warrants Granted Exercise Price To Purchase Ordinary Shares (in dollar per share)				$ 2.00																	$ 2																																					$ 2.00		$ 2.00				$ 2.00					$ 2.00						$ 1.72										$ 2.25
Warrants Issued To Investors					39,500
Warrants Issued To Investors Per Share																					$ 1
Deemed Dividend																				0	33	0								33
Description Of Purchase Agreement From Each Investor				(i) the two year anniversary of the effective date of a registration statement or (ii) the date immediately following the 20 consecutive trading days wherein the trading volume for the Ordinary Shares or ADSs exceeds $ 100 per trading day, each investor may elect to exchange all of its shares and warrants for any such additional securities issued by the Company in a subsequent financing (as defined in the November Purchase Agreement), on the same terms and conditions as provided to the investors in a subsequent financing on a $ 1 for $ 1 basis, in lieu of cash consideration (the Most Favored Nation Terms).
Resale Agreement, Percentage Of Ordinary Shares																				133.00%
Proceeds From Issuance Of Stock and Warrants																																																															811
Warrants Issuance Costs																																																										4
Initial Fair Value Of Detachable Warrant Granted																				1,608,310										1,608,310
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Exercises In Period										1,365,000																																									15,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value															$ 0.70
Allocated Share-based Compensation Expense																				74	385	20																		92	469	140																	52
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized																				362										362
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition																				2 years 5 months 23 days
Received Warrants From Principle Shareholder																										152,000		50,700
Received Warrants From Principle Shareholder Par Value																										$ 1.55		£ 0.01
Vested and Valid Period From Date Of Grant																				10 years
Benefit In Options Outstanding																				246
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross							152,000	30,000	30,000	20,475		2,988	2,988		880,000	880,000				1,570,000	410,000														845,000	35,000
Stock Issued During Period, Value, Share-based Compensation, Gross							95	33		29
Share Price							$ 1.63
Share-Based Compensation Arrangement By Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate							86.00%
Share-Based Compensation Arrangement By Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate							1.85%
Share-Based Compensation Arrangement By Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate							0.00%
Share-Based Compensation Arrangement By Share-Based Payment Award, Fair Value Assumptions, Expected Term							3 years
Financial Income																				20	3
Exercise Price Per Share Options									£ 0.8			$ 1.56
Reclassified Related Liability In Additional Paid In Capital												35
Warrants Granted											10,000											35,000
Warrants Granted Exercise Price Per Share											$ 1											$ 1																																																		$ 1										$ 2
Warrants Granted Contractual Term											5 years
Warrants Granted Value					38						12											45
Warrants Granted To Finder												20,000	20,000																																																											45,000										90,000
Percentage Of Amount Invested On Cash Payment											7.00%
Stock Issued During Period Shares To Finder												16,279	16,279
Stock Issued During Period Price Per Share To Finder													£ 0.01
Stock Issued During Period Value Share To Finder												28
Stock Issued During Period, Value, Share-based Compensation, Net of Forfeitures, Total												2			350					94	450	140		70	168	448	69		119																			0	0	0	0		0	0	0	0	0
Warrants Vested To Purchase Ordinary Shares						309,492
Warrants Vested To Purchase Ordinary Shares Per Share						£ 0.01
Percentage Of Cash Transaction Fee																																																																									7.00%										8.00%
Warrants Issued To Agent Value														90,180
Share-based Compensation, Total												2		120	406		59			94	514	140								1,622								350
Stock Issued During Period, Value, New Issues															8,219					11,617	1,937	930	312	499	69	3,091			3,593								5,865,000											250	352	20	9	3	7	1	40		187				135										12,516
Fair Value Adjustment of Warrants			21
Stock and Warrants Issuance Cost																																																															70
Warrant Cancelled Per Share			$ 0.001
Closing Price Of Ordinary Shares			$ 3.75
Average Daily Volume Of Ordinary Shares			75,000
Warrants Issued To Agent Agreement																																																										10,800
Warrants Granted To Purchase Ordinary Shares Contractual Life																																																										5 years
Warrants Granted To Purchase Ordinary Shares Value																																																										5
Exercise Price Of Warrant																																												$ 0.57		$ 0.57
Additional Stock Issuable On Exercise Of Warrants		1,259,092																																																																					3,639,019
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized																																											2,500,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized																																											3,865,000
Warrants Expired During Period																																																																							81,250
Classification of Warrants, Shares From Liability To Equity Result of Investors Exercise of Most Favored Nation Terms																																															407,673		407,673
Common Stock Capital Shares Reserved For Future Issuance Under Most Favored Nations Terms																				5,659,717
Common Stock Capital Shares Reserved For Future Issuance Under Price Protection															5,089,544	5,089,544				5,089,544
Equity Issuance, Per Share Amount	$ 0.60			$ 2.00											$ 0.60			£ 1		$ 0.57						$ 1.58																			$ 2.00	$ 2.00												$ 2.00		$ 2.00														$ 1.72		$ 1.32	$ 1.63	$ 1.43	$ 1.16	$ 1.58	$ 0.02			$ 2.25		$ 1.94	$ 1.95	$ 1.57	$ 1.32	$ 1.59	$ 1.13
Warrants Stock Reserved For Future Issuance Under Price Protection															729,450	729,450				1,291,950
Antidilutive Securities Excluded From Computation Of Earnings Per Share, Amount															1,929,824	1,929,824				1,929,824																										4,274,570
General and Administrative Expense																																							56
Stock Options Granted Price Per Share																£ 0.01
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit															$ 0.75
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit															$ 0.565
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options															$ 374
Warrants Expired															562,500	562,500